Loans and financing - Finance leases (Details) - BRL (R$) R$ in Millions	Mar. 31, 2018	Dec. 31, 2017
Finance leases
Total minimum lease payments	R$ 1,103.6	R$ 1,157.8
Less finance charges	(40.2)	(42.4)
Present value of minimum lease payments	1,063.4	1,115.4
Less short-term portion	155.2	211.9
Long-term portion	908.2	903.5
Not later than one year
Finance leases
Total minimum lease payments	161.1	219.9
Later than one year and not later than two years
Finance leases
Total minimum lease payments	261.6	206.1
Later than two years and not later than three years
Finance leases
Total minimum lease payments	202.1	212.6
Later than three years and not later than four years
Finance leases
Total minimum lease payments	160.4	159.0
Later than four years and not later than five years
Finance leases
Total minimum lease payments	R$ 318.4	R$ 360.2